NOTES PAYABLE (Details Narrative) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Debt Instrument [Line Items]
Note payable balance	$ 184,296	$ 119,121
Note Payable 1 [Member]
Debt Instrument [Line Items]
Debt issuance date	Sep. 09, 2015
Debt face amount	$ 20,000
Debt stated interest rate	10.00%
Accrued interest	$ 15,151
Note Payable 2 [Member]
Debt Instrument [Line Items]
Debt issuance date	Feb. 23, 2017
Debt face amount	$ 17,500
Debt stated interest rate	8.00%
Accrued interest	$ 12,180
Note Payable 3 [Member]
Debt Instrument [Line Items]
Debt issuance date	Mar. 27, 2017
Debt face amount	$ 12,465
Debt stated interest rate	8.00%
Accrued interest	$ 8,265
Note Payable 4 [Member]
Debt Instrument [Line Items]
Debt issuance date	May 16, 2017
Debt face amount	$ 4,500
Debt stated interest rate	8.00%
Accrued interest	$ 2,905
Note Payable 5 [Member]
Debt Instrument [Line Items]
Debt issuance date	Jul. 28, 2017
Debt face amount	$ 20,000
Debt stated interest rate	8.00%
Accrued interest	$ 12,405
Note Payable 6 [Member]
Debt Instrument [Line Items]
Debt issuance date	Jan. 24, 2020
Debt face amount	$ 15,000
Debt stated interest rate	10.00%
Accrued interest	$ 1,155
Note payable balance	$ 0
Note Payable 7 [Member]
Debt Instrument [Line Items]
Debt issuance date	Mar. 24, 2020
Debt face amount	$ 20,000
Debt stated interest rate	10.00%
Accrued interest	$ 0
Note payable balance	$ 0
Note Payable 8 [Member]
Debt Instrument [Line Items]
Debt issuance date	Jun. 01, 2023
Debt face amount	$ 40,675
Debt stated interest rate	5.00%
Due from related party	$ 15,000
Debt converted, shares issued	55,675
Note Payable 9 [Member]
Debt Instrument [Line Items]
Note payable balance	$ 24,656